Related party disclosures	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party disclosures	Related party disclosures
Compensation costs of key management, which includes executive management and the Board of Directors, are as follows:

in CHF thousands	2025	2024	2023
Short-term employee benefits	2,810	2,644	2,761
Post-employment benefits	260	241	253
Share-based compensation	1,606	1,522	1,914
Total year ended December 31	4,676	4,407	4,928